Borrowing Arrangements - Additional Information (Detail) (USD $)	9 Months Ended			3 Months Ended				9 Months Ended						1 Months Ended	9 Months Ended			1 Months Ended	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Jan. 30, 2013 Senior Secured Credit Facilities [Member]	Mar. 31, 2013 Term Loan Facility [Member]	Sep. 30, 2013 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member]	Sep. 30, 2013 Term Loans [Member] Base Rate Loans [Member]	Sep. 30, 2013 Term Loans [Member] Base Rate Loans [Member] Minimum [Member]	Sep. 30, 2013 Term Loans [Member] Prime Rate (the Base Rate) [Member]	Sep. 30, 2013 Term Loans [Member] Prime Rate (the Base Rate) [Member] Minimum [Member]	Sep. 30, 2013 Tranche B and Series C New Term Loans [Member]	Dec. 31, 2012 Tranche B and Series C New Term Loans [Member]	May 28, 2008 Senior Subordinated Notes [Member]	Sep. 30, 2013 Senior Subordinated Notes [Member]	Dec. 31, 2012 Senior Subordinated Notes [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member]	May 28, 2008 Senior Notes [Member]	Sep. 30, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]
Debt Instrument [Line Items]
Debt, face amount			$ 890,000,000	$ 790,000,000	$ 100,000,000									$ 300,000,000				$ 110,000,000
Quarterly principal payments				2,000,000
Maturity date				Jan. 30, 2020										May 28, 2018				Nov. 28, 2018
Debt, maturity year					2018
Outstanding borrowings	784,075,000	928,284,000			20,600,000								430,474,000			300,000,000	300,000,000			197,810,000	174,055,000
Debt, interest rate					5.00%
Debt, applicable margin rate								2.00%	2.00%	3.00%	1.00%
Payments to redeem debt, including redemption premium												431,000,000			328,200,000				213,300,000
Loss on extinguishment of debt	$ 63,700,000
Weighted average interest rate	4.20%	8.50%				5.50%	4.80%